INCOME TAX - Components of (loss) income before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAX
(Loss)/income before income taxes	¥ 272,857,017	$ 42,817,221	¥ 189,738,722	¥ 198,299,112
Current income tax expense	42,715,007		39,236,745	7,460,535
Deferred income tax expense (benefit)	4,321,601	678,154	(18,150,489)	753,806
Total	¥ 47,036,608	$ 7,381,070	21,086,256	8,214,341
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Cayman
INCOME TAX
(Loss)/income before income taxes	¥ (9,397,404)		(1,356,797)	6,633,761
Indonesia
INCOME TAX
(Loss)/income before income taxes	(881,810)		(1,124,698)	(11,705)
Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes	(6,700,069)		(7,773,553)	(3,820,485)
PRC, excluding Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes	¥ 289,836,300		¥ 199,993,770	¥ 195,497,541